Borrowings and lease liabilities - Reconciliation of lease liabilities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reconciliation of lease liabilities
Opening balance	$ 141	$ 171	$ 171
Acquisition through business combination	0		4
Lease liabilities recognised	98		69
Repayment of lease liabilities	(46)	(43)	(91)
Finance costs paid on lease liabilities	(8)	(5)	(11)
Interest charged to the income statement	8	$ 6	12
Modifications and terminations	0		(3)
Transfer to held for sale (Note 7)	(8)		0
Translation	9		(10)
Closing balance	194		141
Lease liabilities
Non-current	128		65
Current	$ 66		$ 76